Summary of Significant Accounting Policies (Financial Instruments Held at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financial Liabilities:
Interest rate swap liability	$ 0		$ 453
Interest Rate Swap [Member]
Financial Liabilities:
Interest rate swap liability	0	[1]	453	[1]
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Financial Liabilities:
Interest rate swap liability	0	[1]	0	[1]
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Financial Liabilities:
Interest rate swap liability	0	[1]	453	[1]
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Financial Liabilities:
Interest rate swap liability	$ 0	[1]	$ 0	[1]

[1]	The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps at December 31, 2013. The fair value measurement of the interest rate swaps have been classified as Level 2. The swaps matured on September 28, 2014, and as such, there were no amounts outstanding on the consolidated balance sheet as of December 31, 2014 related to interest rate swaps.